Cash and Cash Equivalents, Investments, and Funds Receivable and Amounts Held for Customers - Table of cash and cash equivalents, investments, and relevant portion of funds receivable and amounts held for customers by investment type (Details) - USD ($)
$ in Millions
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022
Amortized Cost
Funds receivable and amounts held for customers not measured and recorded at fair value	$ 329	$ 281
Total cash, cash equivalents, restricted cash, and restricted cash equivalents	9,481	7,099	$ 2,852	$ 2,997
Total available-for-sale debt securities	1,817	615
Total cash, cash equivalents, restricted cash, restricted cash equivalents, and investments	11,298	7,714
Fair Value
Total available-for-sale debt securities	1,818	615
Total cash, cash equivalents, restricted cash, restricted cash equivalents, and investments	11,299	7,714
Total cash, cash equivalents, restricted cash, and restricted cash equivalents
Amortized Cost
Total cash, cash equivalents, restricted cash, and restricted cash equivalents	9,481	7,099
Fair Value
Total cash, cash equivalents, restricted cash, and restricted cash equivalents	9,481	7,099
Corporate notes
Amortized Cost
Total available-for-sale debt securities	502	456
Fair Value
Total available-for-sale debt securities	502	456
U.S. agency securities
Amortized Cost
Total available-for-sale debt securities	1,315	159
Fair Value
Total available-for-sale debt securities	$ 1,316	$ 159